Assets and Liabilities Held for Sale and Discontinued Operations (Details) - USD ($) $ in Thousands		6 Months Ended
	May 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		$ 293	$ (82,372)
Loss from discontinued operations			(195,611)
(Loss)/gain on disposal			113,239
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		293	(204,972)
Loss from discontinued operations			(194,912)
(Loss)/gain on disposal			(10,060)
TundraCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		$ 0	122,600
Loss from discontinued operations			(699)
(Loss)/gain on disposal			$ 123,299
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain on disposal	$ 123,200
Consideration received	352,500
Net investment value	229,000
Fees incurred in relation to disposal	$ 300